WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Share)	$ 0.05
Term of Warrants (years)	5 years
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	1.31%
Tangiers Investors, LP [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Share)	$ 0.05
Term of Warrants (years)	5 years
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	1.31%